Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The components of income tax expense for the years ended December 31, 2020 and 2019 are presented below (in thousands):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Current
Federal	$(712)	$(37)
State	73	61
Foreign	729	447
Deferred
Federal	334	332
State	806	705
Foreign	(294)	(789)

Total income tax provision	$936	$719

Schedule of Loss Before Income Taxes
The actual income tax expense amounts for the years ended December 31, 2020 and 2019 differed from the expected tax amounts computed by applying the U.S. federal corporate income tax rate of 21% for 2020 and 2019 to the amounts of loss before income taxes as presented below (in thousands):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Pre-tax book loss	$(48,990)	$(53,295)
Tax at Federal statutory rate of 21% in 2020 and 2019	(10,288)	(11,192)
State taxes	879	766
Stock based compensation	3	1,060
Foreign rate differential	(1,223)	(871)
Unrecognized tax benefit	549	—
Other adjustments	1,453	(1,707)
Valuation allowance	9,563	12,663

Total income tax provision	$936	$719

Components of Loss Before Income Taxes from Continuing Operations
The domestic and foreign components of loss before income taxes from continuing operations for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Domestic	$(46,686)	$(52,438)
Foreign	(2,304)	(857)

Total	$(48,990)	$(53,295)

Summary of Tax Effects of Temporary Differences
The tax effects of temporary differences at December 31, 2020 and 2019 are as follows (in thousands):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Net operating losses and other carryforwards	$42,859	$41,299
Interest expense carryforward	30,112	20,070
Property and equipment	2,448	2,221
Accrued expenses	512	82
Payroll tax deferral	1,089	—
Allowance for doubtful accounts	1,768	1,517
Stock-based compensation	878	—
Other	540	633

Deferred tax asset	80,206	65,822
Valuation allowance	(65,228)	(51,895)

Total deferred tax assets, net of valuation allowance	14,978	13,927
Intangible assets	(21,791)	(20,098)
Prepaid expenses	(107)	(73)
Other	(415)	(50)

Deferred tax liability	(22,313)	(20,221)

Net deferred tax liability	$(7,335)	$(6,294)

Summary of Deferred Tax Asset Valuation Allowance
A summary of the deferred tax asset valuation allowance is as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Beginning Balance	$51,895	$36,595
Additions	$14,149	$15,622
Reductions	(816)	(322)

Ending Balance	$65,228	$51,895

Schedule of Unrecognized Tax Benefits Roll Forward	A summary of the unrecognized tax benefits is as follows:

Year Ended December 31, 2020
Beginning Balance	$—
Additions	$1,002
Reductions	—

Ending Balance	$1,002